NUVEEN MID CAP VALUE OPPORTUNITIES FUND

SUPPLEMENT DATED AUGUST 27, 2026

TO THE PROSPECTUS DATED FEBRUARY 27, 2026

Effective August 27, 2026, Eugene Novak, CFA, has been named a portfolio manager of Nuveen Mid Cap Value Opportunities Fund. Karen Bowie, CFA, and David Johnson, CFA, will continue to serve as portfolio managers for the Fund. There are no changes to the Fund’s investment objective, principal investment strategies or principal risks.

See “How We Manage Your Money – Who Manages the Funds” in the prospectus for a description of Mr. Novak’s relevant experience.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-FMCVPRO-0826P

NUVEEN MID CAP VALUE OPPORTUNITIES FUND

SUPPLEMENT DATED AUGUST 27, 2026

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 27, 2026

1.

Effective August 27, 2026, Eugene Novak, CFA, has been named a portfolio manager of Nuveen Mid Cap Value Opportunities Fund. Karen Bowie, CFA, and David Johnson, CFA, will continue to serve as portfolio managers of the Fund.

2.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Beneficial Ownership of Securities”:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed

Eugene P. Novak*	Nuveen Mid Cap Value Opportunities Fund	A

* Information is as of July 31, 2026.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-FMCVSAI-0826P